Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	New Mountain Guardian IV BDC, L.L.C.
Entity Incorporation, State or Country Code	DE
Entity File Number	814-01528
Entity Tax Identification Number	88-1377220
Entity Address, Address Line One	1633 Broadway, 48th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	720-0300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001925531
Amendment Flag	false